Document and Entity Information	9 Months Ended
Nov. 30, 2015
Document And Entity Information
Entity Registrant Name	JUBILANT FLAME INTERNATIONAL, LTD.
Entity Central Index Key	0001517389
Document Type	S-1
Document Period End Date	Nov. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016